FEDERATED MDT SERIES

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

April 3, 2017

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:       FEDERATED MDT SERIES (the “Trust”)

Federated MDT All Cap Core Fund

Class T Shares

Federated MDT Balanced Fund

Class T Shares

Federated MDT Large Cap Growth Fund

Class T Shares

Federated MDT Small Cap Core Fund

Class T Shares

Federated Small Cap Growth Fund

Class T Shares

1933 Act File No. 333-134468

1940 Act File No. 811-21904

Dear Sir or Madam:

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated March 30, 2017, that would have been filed under Rule 497(c), does not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No.27 on March 29, 2017.

If you have any questions on the enclosed material, please contact me at (412) 288-1474.

Very truly yours,

/s/ George F. Magera

George F. Magera

Assistant Secretary

Enclosures